CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 245,006	$ 193,303	$ 148,306
Cost of revenues
Total cost of revenues	53,884	46,657	39,158
Gross profit	191,122	146,646	109,148
Research and development	59,468	48,160	31,560
Sales and marketing	176,307	127,719	87,208
General and administrative	65,188	48,557	33,541
Total operating expenses	300,963	224,436	152,309
Operating loss	(109,841)	(77,790)	(43,161)
Financial income (expense), net	5,322	(9)	(156)
Loss before income taxes	(104,519)	(77,799)	(43,317)
Income taxes	(3,831)	(2,494)	(1,708)
Net loss	(108,350)	(80,293)	(45,025)
Net loss attributable to non-controlling interest	(743)	(1,169)	(1,311)
Adjustment attributable to non-controlling interest	(14,979)	16,689	5,487
Deemed dividend to ordinary shareholders	0	0	4,569
Net loss attributable to WalkMe Ltd.	$ (92,628)	$ (95,813)	$ (53,770)
Net loss per share attributable to WalkMe Ltd. basic	$ (1.09)	$ (1.85)	$ (4.07)
Net loss per share attributable to WalkMe Ltd. diluted	$ (1.09)	$ (1.85)	$ (4.07)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	85,116,424	51,763,032	13,217,183
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	85,116,424	51,763,032	13,217,183
Subscription
Revenues
Total revenues	$ 220,972	$ 175,328	$ 130,303
Cost of revenues
Total cost of revenues	25,990	24,025	19,141
Professional services
Revenues
Total revenues	24,034	17,975	18,003
Cost of revenues
Total cost of revenues	$ 27,894	$ 22,632	$ 20,017